UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:   BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 08/31/2013

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 95.0%
Corporate — 4.4%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	$3,500	$3,116,015
Solid Waste Disposal, Waste Management, Series A, 5.30%, 6/01/15 (a)	2,000	2,057,700
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,498,205
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,039,340
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,000,230
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,256,250

		9,967,740
County/City/Special District/School District — 13.5%
City of Perth Amboy New Jersey, GO, Refunding, CAB, (AGM):
5.00%, 7/01/35	1,250	1,252,938
5.00%, 7/01/36	300	300,393
Collingswood School District, GO, Refunding, Board of Education of the Borough of Collingswood, 2.75%, 6/01/30	1,165	847,794
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	1,640	1,396,083
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
County Deficiency Agreement, 4.00%, 6/15/32	1,500	1,391,070
County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,029,500
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,750	1,630,405
Essex County Improvement Authority, LRB, Newark Project, Series A, (AGM):
5.00%, 11/01/20	735	801,635
6.00%, 11/01/30	1,090	1,168,469
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	$1,500	$1,655,805
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	966,000
5.25%, 1/01/46	4,900	4,956,399
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,752,689
Heldrich Center Hotel, Senior Series A, 5.00%, 1/01/15	380	330,585
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,103,140
New Jersey EDA, Refunding, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,665,425
New Jersey Health Care Facilities Financing Authority, LRB Greystone Park Psychiatric Hospital Project, Series A:
5.00%, 9/15/29	2,000	2,010,940
(AGM), 3.50%, 9/15/31	1,000	780,520
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 3/01/21	805	900,159
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,489,544

		30,429,493
Education — 14.2%
New Jersey EDA, RB, Patterson Charter School for Science and Technology, Inc. Project, Series A:
6.00%, 7/01/32	700	700,406
6.10%, 7/01/44	355	350,108
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,612,585
New Jersey Educational Facilities Authority, RB, Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,498,110

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	$3,750	$3,756,112
Georgian Court University, Series D, 5.00%, 7/01/33	500	471,155
Kean University, Series A, 5.25%, 9/01/29	1,705	1,784,385
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,040,360
Ramapo College, Series B, 5.00%, 7/01/42	560	556,573
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,312,462
Rowan University, Series B (AGM, NPFGC), 3.00%, 7/01/27	220	188,120
Rowan University, Series B (AGM, NPFGC), 3.00%, 7/01/28	285	237,434
Seton Hall University, Series D, 5.00%, 7/01/43	300	300,906
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	2,500	3,255,500
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,168,352
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,033,050
Series 1A, 5.00%, 12/01/25	95	97,288
Series 1A, 5.00%, 12/01/26	610	619,992
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,527,795
5.00%, 7/01/42	915	912,163
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,567,375
University of Medicine & Dentistry of New Jersey, COP, (NPFGC), 5.00%, 6/15/14 (b)	1,000	1,037,130

		32,027,361
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health — 19.6%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	$1,850	$1,598,826
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	899,420
Masonic Charity Foundation New Jersey, 5.25%, 6/01/24	875	881,939
Masonic Charity Foundation New Jersey, 5.25%, 6/01/32	500	500,040
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,471,155
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,953,320
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	543,618
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	460,676
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	787,433
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,062,765
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,870	1,861,959
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35 (c)	1,460	1,444,918
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43 (c)	495	492,802
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	3,662,897
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,255,083
CAB, St. Barnabas Health Care System, Series B, 6.10%, 7/01/36 (d)	7,360	1,866,128
CAB, St. Barnabas Health Care System, Series B, 6.13%, 7/01/37 (d)	7,000	1,659,840

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (e)	$125	$149,229
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,614,940
Holy Name Medical Center, 5.00%, 7/01/25	500	502,555
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,532,145
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,496,385
South Jersey Hospital, 5.00%, 7/01/46	3,100	2,928,229
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,185	4,064,388
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,000	1,039,400
St. Barnabas Health, Series A, 5.00%, 7/01/25	2,230	2,295,673
St. Barnabas Health, Series A, 5.63%, 7/01/32	1,540	1,551,997
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	441,526
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	230	183,066

		44,202,352
Housing — 5.7%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,935	1,936,509
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,545	3,405,398
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,120,202
M/F Housing, Series A, 4.20%, 11/01/32	1,500	1,312,650
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, RB (concluded):
S/F Housing, Series AA, 6.50%, 10/01/38	$920	$942,972
S/F Housing, Series U, AMT, 4.90%, 10/01/27	1,995	2,011,878
S/F Housing, Series U, AMT, 4.95%, 10/01/32	510	507,175
S/F Housing, Series X, AMT, 4.85%, 4/01/16	610	624,402

		12,861,186
State — 18.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 4.09%, 11/01/24 (d)	10,000	6,364,300
CAB, Series B, 4.55%, 11/01/27 (d)	4,135	2,186,836
Election of 2005, Series A, 5.80%, 11/01/15 (b)	1,640	1,823,254
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,424,281
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharges, Series A (NPFGC), 4.13%, 7/01/21 (d)	1,675	1,216,402
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,044,580
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,109,526
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	330	404,478
School Facilities Construction (AGC), 6.00%, 12/15/34	670	746,541
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,055,127
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	501,075
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,589,340

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 3.75%, 3/15/21 (d)	$2,000	$1,511,940
Cigarette Tax, 5.00%, 6/15/22	1,700	1,796,475
Cigarette Tax, 5.00%, 6/15/29	640	605,171
School Facilities Construction, Series NN, 5.00%, 3/01/30	3,000	3,031,650
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System (d):
Series A, 5.76%, 12/15/32	10,000	3,343,700
Series A, 6.06%, 12/15/38	12,050	2,662,206
Series C (AGM), 5.98%, 12/15/34	4,870	1,388,924
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,084,958
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,032,650
5.25%, 6/15/30	1,110	1,139,426
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,159,910

		41,222,750
Transportation — 17.1%
Delaware River & Bay Authority, RB, Series A, 4.00%, 1/01/31	500	466,105
Delaware River Joint Toll Bridge Commission, Refunding RB, Series A:
3.00%, 7/01/28	1,000	827,110
3.13%, 7/01/30	1,000	789,680
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,889,044
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (f)	1,510	1,353,640
Series A, 5.00%, 1/01/43	1,500	1,470,480
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, RB (concluded):
Series C (AGM), 5.00%, 1/01/15 (b)	$2,500	$2,654,125
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 1/01/35	490	490,299
Series A (BHAC), 5.25%, 1/01/30	1,000	1,072,830
Series B, 3.50%, 1/01/30	1,000	845,130
Series B, 5.00%, 1/01/30	1,480	1,499,743
Series C (NPFGC), 6.50%, 1/01/16	355	401,115
Series I, 5.00%, 1/01/35	2,500	2,501,175
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 5.91%, 12/15/35 (d)	5,500	1,501,390
CAB, Transportation System, Series C (AMBAC), 6.17%, 12/15/35 (d)	1,380	356,109
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,061,620
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,439,354
Transportation System, Series A, 5.00%, 6/15/42	2,000	1,943,380
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,165,950
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,083,940
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,047,080
Special Project, JFK International Air Terminal LLC Project, 6.00%, 12/01/42	1,000	1,090,580
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
147th Series, AMT, 4.75%, 4/15/37	5,000	4,761,000
173rd Series, 4.00%, 12/01/31	840	777,176
177th Series, AMT, 3.50%, 7/15/37	1,000	735,020

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated (concluded):
177th Series, AMT, 4.00%, 1/15/43	$1,000	$801,120
South Jersey Transportation Authority LLC, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	303,950
5.00%, 11/01/29	295	301,953

		38,630,098
Utilities — 2.3%
North Hudson Sewerage Authority, Refunding RB, Sewerage, Series A (NPFGC), 2.84%, 8/01/21 (d)(e)	5,000	3,999,550
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,314,906

		5,314,456
Total Municipal Bonds in New Jersey		214,655,436
Puerto Rico — 1.5%
State — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%, 8/01/37	1,815	1,555,147
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	475	410,167

		1,965,314
Transportation — 0.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	900	772,380
Utilities — 0.3%
Commonwealth of Puerto Rico, Refunding RB, Aqueduct & Sewer Authority, Senior Lien, Series A, 6.00%, 7/01/38	980	736,146
Total Municipal Bonds in Puerto Rico		3,473,840
Total Municipal Bonds — 96.5%		218,129,276
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New Jersey — 5.3%
County/City/Special District/School District — 2.8%
Union County Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$6,303,654
Transportation — 2.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (h)	5,001	5,083,854
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, AMT, 5.00%, 10/15/41	495	477,739

		5,561,593
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 5.3%		11,865,247
Total Long-Term Investments (Cost — $231,791,145) — 101.8%		229,994,523

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	2,393,519	2,393,519
Total Short-Term Securities (Cost — $2,393,519) — 1.1%		2,393,519
Total Investments (Cost — $234,184,664*) — 102.9%		232,388,042
Other Assets Less Liabilities — 0.3%		790,705
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.2%)		(7,232,822)

Net Assets — 100.0%		$225,945,925

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$227,380,451

Gross unrealized appreciation	$6,767,054
Gross unrealized depreciation	(8,990,617)

Net unrealized depreciation	$(2,223,563)

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Notes to Schedule of investments

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$1,937,720	$5

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security is collateralized by municipal or US Treasury obligations.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire on June 15, 2019 is $3,886,081.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at August 31, 2013	Income
BIF New Jersey Municipal Money Fund	8,686,142	(6,292,623)	2,393,519	—

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Holding Ltd.
	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	Fannie Mae	Federal National Mortgage Association
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	M/F	Multi-Family

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$229,994,523	—	$229,994,523
Short-Term Securities	2,393,519	—	—	2,393,519

Total	$2,393,519	$229,994,523	—	$232,388,042

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, TOB trust certificates of $7,231,154 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended August 31, 2013.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	7

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 77.7%
Corporate — 6.4%
County of Bradford Pennsylvania IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,013,270
County of Delaware Pennsylvania IDA, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,581,888
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,732,730
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	11,258,192
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	2,978,250
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	294,666
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT:
Amtrak Project, 5.00%, 11/01/41	1,725	1,604,388
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	1,540	1,542,664

		28,006,048
County/City/Special District/School District — 11.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,148,046
5.00%, 5/01/42	5,400	4,861,782
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	3,955	4,144,840
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,905	1,988,725
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,034,297
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	$705	$617,242
County of Lycoming Pennsylvania, GO, Series A, (AGM):
4.00%, 8/15/38	1,295	1,089,976
4.00%, 8/15/42	275	227,304
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	825	787,751
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,514,675
Falls Township Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,120,520
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	424,877
The Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	6,969,534
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM):
5.00%, 4/01/41	1,235	1,238,100
Series A, 4.00%, 4/01/35	1,210	1,039,826
Series A, 4.00%, 4/01/38	1,190	971,671
Series A, 4.00%, 4/01/41	450	365,679
Souderton Area School District, GO, (NPFGC), 5.00%, 11/15/22	4,290	4,593,217
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,092,663
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,060,278

		50,291,003
Education — 14.6%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	616,644
5.00%, 8/15/25	765	804,780
5.00%, 8/15/26	760	791,700

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	$1,000	$1,009,970
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,218,958
Villanova University, 5.25%, 12/01/31	600	621,600
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/35	765	704,802
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,624,401
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,106,535
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,446,157
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,030,250
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,220,325
La Salle University, 5.00%, 5/01/37	1,595	1,474,147
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	9,641,360
Thomas Jefferson University, 4.00%, 3/01/37	755	631,822
Thomas Jefferson University, 5.00%, 3/01/42	630	611,377
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,055,150
Pennsylvania State University, RB, Series A:
5.00%, 8/15/28	5,045	5,322,979
5.00%, 8/15/29	2,000	2,055,460
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	$1,830	$1,880,892

		63,869,309
Health — 12.2%
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,581,335
County of Allegheny Pennsylvania IDA, Refunding RB, Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	645	655,913
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	1,545	1,455,251
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,160,600
Diakon Lutheran, 6.38%, 1/01/39	3,000	3,121,110
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group:
3.25%, 6/01/26	1,260	1,083,260
3.75%, 6/01/31	945	778,718
Series A, 5.13%, 6/01/33	3,255	3,228,797
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	4,870	3,945,187
Series A-1, 6.25%, 11/15/29	480	499,181
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,322,980
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	840,432

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	9

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
County of Montgomery Pennsylvania IDA, Refunding RB (concluded):
Acts Retirement-Life Communities, 5.00%, 11/15/29	$300	$279,450
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,010,420
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,295,500
Lancaster County Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,743,192
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	970,770
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,777,344
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (a)	2,705	3,181,918
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	3,900	3,918,525
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	3,977,850
St. Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	2,640	2,693,302
5.00%, 11/15/27	1,880	1,900,417

		53,421,452
Housing — 6.6%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	4,120	3,243,635
3.70%, 10/01/42	7,325	5,681,050
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (concluded)
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	$1,920	$1,884,019
Series 96-A, AMT, 4.70%, 10/01/37	6,040	5,619,797
Series 99-A, AMT, 5.15%, 4/01/38	2,295	2,272,785
Series 110-B, 4.75%, 10/01/39	1,935	1,985,658
Series 113, 4.85%, 10/01/37	8,100	7,586,055
Philadelphia Pennsylvania IDA, RB, Retirement Facilities:
Rieder House Project, Series A, 6.10%, 7/01/33	500	488,715
Saligman House Project, Section 8 Series C (HUD), 6.10%, 7/01/33	500	488,715

		29,250,429
State — 7.5%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,445,240
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 10/01/26	2,800	3,004,652
1st Series, 5.00%, 3/15/29	3,900	4,220,892
2nd Series A, 5.00%, 8/01/24	6,000	6,607,380
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	5,825	6,212,537
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,282,780

		32,773,481
Transportation — 15.5%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	13,172,880
AMT (AGM), 5.00%, 6/15/32	9,500	9,140,900
AMT (AGM), 5.00%, 6/15/37	14,000	13,023,500
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,556,175

10	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB:
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/37	$1,405	$1,397,076
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/42	2,185	2,142,043
Senior Lien, Series A, 5.00%, 12/01/42	5,030	4,879,251
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,659,568
Sub-Series A, 5.13%, 12/01/26	1,285	1,340,332
Sub-Series A, 6.00%, 12/01/41	1,200	1,283,616
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	4,565	4,839,721
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,254,076
5.00%, 6/01/29	4,155	4,270,260

		67,959,398
Utilities — 3.4%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,105,333
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,180	1,416,484
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,490,600
Series C (AGM), 5.00%, 8/01/40	2,650	2,611,310
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,010,220
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	1,400	1,414,994
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	$3,895	$3,867,306

		14,916,247
Total Municipal Bonds in Pennsylvania		340,487,367

Guam — 0.9%
State — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,800,287
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement, Asset-Backed, 5.63%, 6/01/47	1,750	1,297,205
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	1,000	1,009,400
Total Municipal Bonds in Guam		4,106,892

Puerto Rico — 2.8%
State — 2.2%
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 6.38%, 8/01/39	7,535	7,103,169
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	2,705	2,335,795

		9,438,964
Utilities — 0.6%
Commonwealth of Puerto Rico, Refunding RB, Aqueduct & Sewer Authority, Senior Lien, Series A, 6.00%, 7/01/38	3,530	2,651,630
Total Municipal Bonds in Puerto Rico		12,090,594
Total Municipal Bonds — 81.4%		356,684,853

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	11

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Pennsylvania — 27.8%
Education — 8.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
4.00%, 8/15/39	$2,815	$2,258,109
5.75%, 8/15/41	9,280	9,621,133
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,442,873
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,088,300
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,765,461

		38,175,876
Health — 12.7%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,740,700
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	7,512,966
Series A, 5.25%, 6/01/39	5,997	6,043,896
Series A-1, 5.13%, 6/01/41	12,570	12,486,158
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	9,380	9,145,406
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/40	10,000	9,559,400

		55,488,526
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Pennsylvania (concluded)
Housing — 1.2%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	$6,250	$5,483,563
State — 5.2%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	10,797	11,778,451
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	11,000	11,069,850

		22,848,301
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 27.8%		121,996,266
Total Long-Term Investments (Cost — $485,079,349) — 109.2%		478,681,119

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (c)(d)	254,591	254,591
Total Short-Term Securities (Cost — $254,591) — 0.1%		254,591
Total Investments (Cost — $485,333,940*) — 109.3%		478,935,710
Other Assets Less Liabilities — 1.2%		5,411,150
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5%)		(46,137,331)

Net Assets — 100.0%		$438,209,529

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$440,185,849

Gross unrealized appreciation	$10,369,468
Gross unrealized depreciation	(17,746,576)

Net unrealized depreciation	$(7,377,108)

12	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Notes to Schedule of investments

(a)	Security is collateralized by municipal or US Treasury obligations.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at August 31, 2013	Income
BIF Pennsylvania Municipal Money Fund	8,122,950	(7,868,359)	254,591	$1

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HUD	Department of Housing and Urban Development
	IDA	Industrial Development Authority
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013	13

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$478,681,119	—	$478,681,119
Short-Term Securities	254,591	—	—	254,591

Total	$254,591	$478,681,119	—	$478,935,710

[1] See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(1,138)	—	$(1,138)
TOB trust certificates	—	(46,126,969)	—	(46,126,969)

Total	—	$(46,128,107)	—	$(46,128,107)

There were no transfers between levels during the period ended August 31, 2013.

14	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:	October 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date:	October 25, 2013